Summary of Significant Accounting Policies (Policies) - EBP 003 [Member]	12 Months Ended
Dec. 31, 2025
Employee Benefit Plan, Accounting Policy [Line Items]
Basis of Accounting	Basis of Accounting The financial statements of the Plan are prepared under the accrual method of accounting.
Use of Estimates
Use of Estimates
The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and changes therein and disclosure of contingent assets and liabilities.
Actual results could differ from those estimates.

Investment Valuation and Income Recognition
Investment Valuation
and Income Recognition
Investments are stated at fair value
based upon quoted market prices.
Gains and losses on investment transactions are
recognized when
realized based on trade dates.
Net appreciation (depreciation) in fair value
of investments includes realized and
unrealized appreciation
(depreciation).
Interest income is recorded on the accrual basis.
Dividends are recorded on the ex-dividend date.

Notes Receivable from Participants
Notes Receivable from Participants
Notes receivable from participants are valued at the aggregate of the unpaid principal balance and accrued but unpaid interest at the end of the period.
No
allowance for credit losses has been provided as of December 31, 2025 and 2024.
Delinquent participant loans are
recorded as distributions based on the terms of the Plan document.

Risk and Uncertainties
Risk and Uncertainties
The Plan utilizes various investment instruments which are exposed to various risks, such as interest rate, credit and overall market
volatility.
Due to the level of risk associated with certain investment securities, it is reasonably possible that changes in the values of
investment securities will occur in the near term and that such changes could materially affect participants’ account balances and the
amounts reported in the financial statements.
The Plan’s investments are not insured
or protected by the Plan’s Trustee,
or any other
governmental agency; accordingly, the Plan is
subject to the
normal investment risks associated
with money market funds,
mutual funds,
stocks, bonds, and other similar
types of investments.
At December 31, 2025,
two
investments comprised
29.6
% of net assets
available
for benefits.
At December 31, 2024,
two
investments comprised
29.7 % of net assets available for benefits.

Payment of Benefits	Payment of Benefits Benefits are recorded when paid.